Finance Liabilities (Narrative) (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 06, 2022	Aug. 17, 2022 Vessels	Mar. 29, 2022
Property, Plant and Equipment [Line Items]
Finance liabilities, current	$ 10,264		$ 10,041
Finance liabilities, excluding current maturities	$ 98,109		$ 103,259
Weighted average remaining lease term	5 years 2 months 19 days
Average interest rate	4.83%
Sublease Income	$ 16,587	$ 14,603
Florida 2022 Built Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party						10 years
New Orleans And Santa Barbara Vessels [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party					8 years
Number of sale and leaseback agreements | Vessels					2
DSI Andromeda [Member]
Property, Plant and Equipment [Line Items]
Term for bareboat charter party				10 years